BASIS OF PRESENTATION AND SIGNIFICANT ACCOUNTING POLICIES - Additional Information (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Significant Accounting Policies [Line Items]
Cash in hand	$ 7,767		$ 7,767		$ 7,473	$ 3,882
Restricted cash	798		798		3,701
Foreign currency exchange gain (loss) included in accumulated other comprehensive income	(47)	(9)	(2,337)	866	966	(695)	25
Effect of warrants to purchase shares of common stock			14,000,000
Warrants issuable upon conversion of notes payable			1,000,000
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares			992,108		48,793
Business Combination Consideration Transferred Fractional Amount Of Equity Interests Issuable			44
Weighted average shares outstanding -diluted			130,644
Deferred Revenue, Leases, Current					7,409	9,676
Advance Equipment Leasing Payments					1,911	509
Restricted Cash and Cash Equivalents, Current	798		798		3,701
Property, Plant and Equipment, Net, Total	61,637		61,637		70,456	41,068
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment	30,919		30,919		21,230	9,911
Equipment Fee Income					6,494	1,503	0
Income Tax Examination, Likelihood of Unfavorable Settlement					greater than 50 percent
Finite-Lived Intangible Asset, Useful Life					13 years
Deferred Finance Costs, Noncurrent, Net	8,700		8,700		9,066	0
Amortization of Financing Costs			2,477	0
Debt Instrument, Unamortized Discount (Premium), Net, Total					622
Amortization of Debt Discount (Premium)					15
Credit Agreement [Member]
Significant Accounting Policies [Line Items]
Amortization of Financing Costs					213
UNITED STATES
Significant Accounting Policies [Line Items]
Restricted cash					3,282
Restricted Cash and Cash Equivalents, Current					3,282
Equipment [Member]
Significant Accounting Policies [Line Items]
Property, Plant and Equipment, Net, Total					28,763	26,035
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment					$ 5,067	$ 342